Certnas

[redacted]

15008125

Nasdaq

805 King Farm Boulevard

Rockville, MD 20850

William Slattery
Vice President
Listing Qualifications

By Electronic Mail

September 10, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on September 10, 2015 The Nasdaq Stock Market (the "Exchange") received from Stereotaxis, Inc. (the "Registrant") a copy of the Registrant's application on 8A 12(b) for the registration of the following security:

Warrants to purchase Common Stock, par value $0.001 per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery